Financial instruments	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Financial instruments
19. Financial instruments
Financial assets and liabilities (carrying value / fair value)

	As at March 31,
	2020		2021
Assets:
Cash and cash equivalents	₹	144,499	₹	169,793
Investments
Financial instruments at FVTPL		14,795		23,502
Financial instruments at FVTOCI		164,884		141,954
Financial instruments at Amortized cost		19,258		20,827
Other financial assets
Trade receivables		110,523		98,656
Unbilled receivables		25,209		27,124
Other assets		14,495		13,333
Derivative assets		3,025		4,080

	₹	496,688	₹	499,269

Liabilities:
Trade payables and other payables
Trade payables and accrued expenses	₹	78,129	₹	78,870
Lease liabilities		19,198		21,182
Other liabilities		1,050		3,761
Loans, borrowings and bank overdrafts		78,042		83,332
Derivative liabilities		7,369		1,070

	₹	183,788	₹	188,215

Offsetting financial assets and liabilities
The following table contains information on other financial assets and trade payable and other liabilities subject to offsetting:

	Financial assets
	Gross amounts of recognized other financial assets		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized other financial assets presented in the statement of financial position
As at March 31, 2020	₹	157,304	₹	(7,077)	₹	150,227
As at March 31, 2021	₹	146,709	₹	(7,596)	₹	139,113

	Financial liabilities
	Gross amounts of recognized trade payables and other payables		Gross amounts of recognized financial liabilities set off in the statement of financial position		Net amounts of recognized trade payables and other payables presented in the statement of financial position
As at March 31, 2020	₹	86,256	₹	(7,077)	₹	79,179
As at March 31, 2021	₹	90,227	₹	(7,596)	₹	82,631
For the financial assets and liabilities subject to offsetting or similar arrangements, each agreement between the Company and the counterparty allows for net settlement of the relevant financial assets and liabilities when both elect to settle on a net basis. In the absence of such an election, financial assets and liabilities will be settled on a gross basis and hence are not offset.
Fair value
Financial assets and liabilities include cash and cash equivalents, trade receivables, unbilled receivables, finance lease receivables, employee and other advances, eligible current and non-current assets, loans, borrowings and bank overdrafts, trade payables and accrued expenses, and eligible current liabilities and non-current liabilities.
The fair value of cash and cash equivalents, trade receivables, unbilled receivables, loans, borrowings and bank overdrafts, trade payables and accrued expenses, other current financial assets and liabilities approximate their carrying amount largely due to the short-term nature of these instruments. The Company’s long-term debt has been contracted at market rates of interest. Accordingly, the carrying value of such long-term debt approximates fair value. Further, finance lease receivables are periodically evaluated based on individual credit worthiness of customers. Based on this evaluation, the Company records allowance for estimated losses on these receivables. As at March 31, 2020 and 2021, the carrying value of such receivables, net of allowances approximates the fair value.
Investments in liquid and short-term mutual funds, which are classified as FVTPL are measured using net asset values at the reporting date multiplied by the quantity held. Fair value of investments in commercial papers, certificate of deposits and bonds classified as FVTOCI is determined based on the indicative quotes of price and yields prevailing in the market at the reporting date. Fair value of investments in equity instruments classified as FVTOCI is determined using market and income approaches.
The fair value of derivative financial instruments is determined based on observable market inputs including currency spot and forward rates, yield curves, currency volatility etc.
Fair value hierarchy
The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:
Level 1
– Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2
– Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3
– Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).
The following table presents fair value hierarchy of assets and liabilities measured at fair value on a recurring basis:

Particular	As at March 31, 2020								As at March 31, 2021
	Fair value measurements at reporting date								Fair value measurements at reporting date
	Total		Level 1		Level 2		Level 3		Total		Level 1		Level 2		Level 3
Assets
Derivative instruments:
Cash flow hedges	₹	1,382	₹	—	₹	1,382	₹	—	₹	2,998	₹	—	₹	2,998	₹	—
Others		1,643		—		1,643		—		1,082		—		1,082		—
Investments:
Investment in liquid and short-term mutual funds		14,795		14,795		—		—		23,502		23,502		—		—
Investment in equity instruments		9,297		—		119		9,178		10,572		26		319		10,227
Commercial paper, Certificate of deposits and bonds		155,587		12,983		142,604		—		131,382		2,217		129,165		—
Liabilities
Derivative instruments:
Cash flow hedges	₹	(4,057)	₹	—	₹	(4,057)	₹	—	₹	(816)	₹	—	₹	(816)	₹	—
Others		(3,312)		—		(3,312)		—		(254)		—		(254)		—
Contingent consideration (Refer to Note 7)		—		—		—		—		(2,293)		—		—		(2,293)
The following methods and assumptions were used to estimate the fair value of the level 2 financial instruments included in the above table.
Derivative instruments (assets and liabilities):
The Company enters derivative financial instruments with various counterparties, primarily banks with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward contracts and foreign exchange option contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black Scholes models (for option valuation), using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign exchange spot and forward rates, interest rate curves and forward rate curves of the underlying. As at March 31, 2021, the changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationships and other financial instruments recognized at fair value.
Investment in commercial papers, certificate of deposits and bonds:
Fair value of these instruments is derived based on the indicative quotes of price and yields prevailing in the market as at reporting date.
The following methods and assumptions were used to estimate the fair value of the level 3 financial instruments included in the above table.
Investment in equity instruments:
Fair value of these instruments is determined using market and income approaches.
Details of assets and liabilities considered under Level 3 classification

	As at March 31,
Investment in equity instruments	2020		2021
Balance at the beginning of the year	₹	6,668	₹	9,178
Additions		2,124		1,575
Disposals		(1,327)		(1,256)
Transfers out of level 3		—		(27)
Gain/(loss) recognized in foreign currency translation reserve		855		(252)
Gain recognized in other comprehensive income		858		1,009

Balance at the end of the year	₹	9,178	₹	10,227

	As at March 31,
Contingent consideration	2020		2021
Balance at the beginning of the year	₹	—	₹	—
Additions (Refer to Note 7)		—		(2,293)
Finance expense recognized in statement of income		—		(25)
Gain/(loss) recognized in foreign currency translation reserve		—		25

Balance at the end of the year	₹	—	₹	(2,293)

During the year ended March 31, 2021, as a result of M&A transactions, the Company sold its shares in CloudGenix and Emailage Corp at a fair value of
₹
1,256 and recognized a cumulative gain of
₹
884 in other comprehensive income.
Description of significant unobservable inputs to valuation:

As at March 31, 2020
Items	Valuation technique	Significant unobservable input	Input	Movement by	Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity	Discounted	Long term growth rate	3.0%	0.5%	298	(273)
investments	cash flow model	Discount rate	11.6%	0.5%	(388)	404

As at March 31, 2021
Items	Valuation technique	Significant unobservable input	Input	Movement by	Increase ( ₹ )	Decrease ( ₹ )
Unquoted equity	Discounted	Long term growth rate	3.0%	0.5%	304	(295)
investments	cash flow model	Discount rate	10.9%	0.5%	(393)	395
As at March 31, 2020 and 2021, 0.5 percentage point increase/(decrease) in the unobservable inputs used in fair valuation of other Level 3 assets does not have a significant impact in its value.
Derivative assets and liabilities:
The Company is exposed to foreign currency fluctuations on foreign currency assets / liabilities, forecasted cash flows denominated in foreign currency and net investment in foreign operations. The Company follows established risk management policies, including the use of derivatives to hedge foreign currency assets / liabilities, foreign currency forecasted cash flows and net investment in foreign operations. The counter parties in these derivative instruments are primarily banks and the Company considers the risks of non-performance by the counterparty as non-material.

The following table presents the aggregate contracted principal amounts of the Company’s derivative contracts outstanding:

							(in million)
	As at March 31,
	2020				2021
	Notional		Fair value		Notional		Fair value
Designated derivative instruments
Sell: Forward contracts	USD	1,011	₹	(2,902)	USD	1,577	₹	2,293
	€	121	₹	231	€	109	₹	114
	£	52	₹	240	£	96	₹	(254)
	AUD	144	₹	741	AUD	103	₹	(246)
Range forward option contracts	USD	474	₹	(1,057)	USD	138	₹	385
	€	39	₹	85	€	20	₹	24
	£	98	₹	(13)	£	55	₹	(116)
	AUD	—	₹	—	AUD	34	₹	(18)
Non-designated derivative instruments
Sell: Forward contracts *	USD	1,314	₹	(3,116)	USD	1,638	₹	480
	€	59	₹	34	€	99	₹	202
	£	81	₹	112	£	104	₹	98
	AUD	56	₹	115	AUD	29	₹	11
	SGD	7	₹	8	SGD	9	₹	5
	ZAR	17	₹	1	ZAR	22	₹	(1)
	CAD	51	₹	153	CAD	30	₹	3
	SAR	60	₹	(1)	SAR	137	₹	(1)
	PLN	34	₹	13	PLN	8	₹	2
	CHF	7	₹	4	CHF	10	₹	13
	QAR	19	₹	(8)	QAR	15	₹	(6)
	TRY	30	₹	31	TRY	47	₹	42
	NOK	19	₹	16	NOK	4	₹	^
	OMR	2	₹	1	OMR	2	₹	(1)
	SEK	13	₹	4	SEK	42	₹	10
	MYR	20	₹	1	MYR	—	₹	—
	JPY	325	₹	^	JPY	370	₹	6

Buy: Forward contracts	USD	480	₹	972	USD	—	₹	—
	MXN	11	₹	(9)	MXN	—	₹	—
	SEK	—	₹	—	SEK	37	₹	(15)
	DKK	9	₹	^	DKK	45	₹	(12)
	CHF	—	₹	—	CHF	2	₹	(6)
	RMB	—	₹	—	RMB	30	₹	(2)
	AED	—	₹	—	AED	9	₹	^

			₹	(4,344)			₹	3,010

*	USD 1,314 and USD 1,638 includes USD/PHP sell forward of USD 176 and USD 244 as at March 31, 2020 and 2021, respectively.
^	Value is less than ₹ 1
Hedge effectiveness is determined at the inception of the hedge relationship, and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and hedging instrument, including whether the hedging instrument is expected to offset changes in cash flows of hedged items.
The following table summarizes activity in the cash flow hedging reserve within equity related to all derivative instruments classified as cash flow hedges:

	As at March 31,
	2020		2021
Balance as at the beginning of the year	₹	3,019	₹	(2,876)

Deferred cancellation gain/ (loss), net		(201)		—
Changes in fair value of effective portion of derivatives		(2,312)		4,753
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions *		(3,382)		305

Gain/(loss) on cash flow hedging derivatives, net	₹	(5,895)	₹	5,058
Balance as at the end of the year		(2,876)		2,182
Deferred tax thereon		561		(452)

Balance as at the end of the year, net of deferred tax	₹	(2,315)	₹	1,730

*
Includes net (gain)/loss reclassified to revenue of
₹
(4,761) and
₹
58 for the year ended March 31, 2020 and 2021, respectively and net (gain)/loss reclassified to cost of revenues of
₹
1,379 and
₹
247 for the year ended March 31, 2020 and 2021, respectively.

The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2021 are expected to occur and be reclassified to the consolidated statement of income over a period of two years.
As at March 31, 2020 and 2021 there were no significant gains or losses on derivative transactions or portions thereof that have become ineffective as hedges or associated with an underlying exposure that did not occur.
Sale of financial assets
From time to time, in the normal course of business, the Company transfers accounts receivables, unbilled receivables, net investment in finance lease receivables (financial assets) to banks. Under the terms of the arrangements, the Company surrenders control over the financial assets and transfer is without recourse. Accordingly, such transfers are recorded as sale of financial assets. Gains and losses on sale of financial assets without recourse are recorded at the time of sale based on the carrying value of the financial assets and fair value of servicing liability. The incremental impact of such transactions on our cash flow and liquidity for the year ended March 31, 2019, 2020 and 2021 is not material.
In certain cases, transfer of financial assets may be with recourse. Under arrangements with recourse, the Company is obligated to repurchase the uncollected financial assets, subject to limits specified in the agreement with the banks. These are reflected as part of loans and borrowings in the consolidated statement of financial position.
Financial risk management
Market Risk
Market risk is the risk of loss of future earnings, to fair values or to future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign currency exchange rates and other market changes that affect market risk sensitive instruments. Market risk is attributable to all market risk sensitive financial instruments including investments, foreign currency receivables, payables and loans and borrowings.
The Company’s exposure to market risk is a function of investment and borrowing activities and revenue generating activities in foreign currency. The objective of market risk management is to avoid excessive exposure of the Company’s earnings and equity to losses.

Risk Management Procedures
The Company manages market risk through a corporate treasury department, which evaluates and exercises independent control over the entire process of market risk management. The corporate treasury department recommends risk management objectives and policies, which are approved by senior management and Audit Committee. The activities of this department include management of cash resources, implementing hedging strategies for foreign currency exposures, borrowing strategies, and ensuring compliance with market risk limits and policies.
Foreign currency risk
The Company operates internationally, and a major portion of its business is transacted in several currencies. Consequently, the Company is exposed to foreign exchange risk through receiving payment for sales and services in the United States and elsewhere and making purchases from overseas suppliers in various foreign currencies. The exchange rate risk primarily arises from foreign exchange revenue, receivables, cash balances, forecasted cash flows, payables and foreign currency loans and borrowings. A significant portion of the Company’s revenue is in the U.S. Dollar, the Pound Sterling, the Euro, the Canadian Dollar and the Australian Dollar, while a large portion of costs are in Indian rupees. The exchange rate between the rupee and these currencies has fluctuated significantly in recent years and may continue to fluctuate in the future. Appreciation of the rupee against these currencies can adversely affect the Company’s results of operations.
The Company evaluates exchange rate exposure arising from these transactions and enters foreign currency derivative instruments to mitigate such exposure. The Company follows established risk management policies, including the use of derivatives like foreign exchange forward/option contracts to hedge forecasted cash flows denominated in foreign currency.
The Company has designated certain derivative instruments as cash flow hedges to mitigate the foreign exchange exposure of forecasted highly probable cash flows. The Company also designates foreign currency borrowings as hedge against respective net investments in foreign operations.
As at March 31, 2021, a
₹
1 increase in the spot exchange rate of the Indian rupee with the U.S. dollar would result in approximately
₹
3,095 (consolidated statement of income
₹
1,395 and other comprehensive income
₹
1,700) decrease in the fair value, and a
₹
1 decrease would result in approximately
₹
2,845 (consolidated statement of income
₹
1,395 and other comprehensive income
₹
1,450) increase in the fair value of foreign currency dollar denominated derivative instruments (forward and option contracts).

The below table presents foreign currency risk from non-derivative financial instruments as at March 31, 2020 and 2021:

	As at March 31, 2020
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	42,329	₹	8,860	₹	7,735	₹	3,044	₹	1,388	₹	4,522	₹	67,878
Unbilled receivables		11,127		1,030		2,221		784		291		1,126		16,579
Contract assets		5,517		1,559		2,850		654		146		790		11,516
Cash and cash equivalents		13,481		3,978		1,697		586		1,292		1,733		22,767
Other assets		49,835		4,314		3,283		413		1,447		1,805		61,097
Loans, borrowings and bank overdrafts		(36,578)		—		—		—		—		—		(36,578)
Lease Liabilities		(3,393)		(2,606)		(373)		(214)		(16)		(1,412)		(8,014)
Trade payables, accrued expenses and other liabilities		(27,457)		(3,419)		(3,718)		(1,228)		(605)		(3,087)		(39,514)

Net assets/ (liabilities)	₹	54,861	₹	13,716	₹	13,695	₹	4,039	₹	3,943	₹	5,477	₹	95,731

	As at March 31, 2021
	US $		Euro		Pound Sterling		Australian Dollar		Canadian Dollar		Other currencies #		Total
Trade receivables	₹	33,421	₹	9,094	₹	9,334	₹	4,101	₹	1,436	₹	4,196	₹	61,582
Unbilled receivables		9,255		1,681		1,740		803		283		821		14,583
Contract assets		5,111		1,121		2,755		838		102		536		10,463
Cash and cash equivalents		11,838		1,385		2,052		765		1,876		2,728		20,644
Other assets		73,212		3,981		9,116		2		891		3,479		90,681
Lease Liabilities		(3,800)		(2,684)		(1,575)		(202)		(117)		(1,548)		(9,926)
Trade payables, accrued expenses and other liabilities		(23,187)		(3,569)		(4,370)		(1,415)		(350)		(2,622)		(35,513)

Net assets/ (liabilities)	₹	105,850	₹	11,009	₹	19,052	₹	4,892	₹	4,121	₹	7,590	₹	152,514

#	Other currencies reflect currencies such as Japanese Yen, Swiss Franc, Saudi Riyal etc.

As at March 31, 2020 and 2021, respectively, every 1% increase/decrease in the respective foreign currencies compared to functional currency of the Company would impact results by approximately
₹
957 and
₹
1,525, respectively.

Interest rate risk
Interest rate risk primarily arises from floating rate borrowing, including various revolving and other lines of credit. The Company’s investments are primarily in short-term investments, which do not expose it to significant interest rate risk. From time to time, the Company manages its net exposure to interest rate risk relating to borrowings by entering into interest rate swap agreements, which allows it to exchange periodic payments based on a notional amount and agreed upon fixed and floating interest rates. Certain borrowings are also transacted at fixed interest rates. If interest rates were to increase by 100 bps as on March 31, 2021, additional net annual interest expense on floating rate borrowing would amount to approximately
₹
829.
Credit risk
Credit risk arises from the possibility that customers may not be able to settle their obligations as agreed. To manage this, the Company periodically assesses the credit rating and financial reliability of customers, considering the financial condition, current economic trends, forward looking macroeconomic information, analysis of historical bad debts and ageing of accounts receivable. Individual risk limits are set accordingly. No single customer accounted for more than 10% of the accounts receivable as at March 31, 2020 and 2021, or revenues for the year ended March 31, 2019, 2020 and 2021. There is no significant concentration of credit risk.
Counterparty risk
Counterparty risk encompasses issuer risk on marketable securities, settlement risk on derivative and money market contracts and credit risk on cash and time deposits. Issuer risk is minimized by only buying securities which are at least AA rated in India based on Indian rating agencies. Settlement and credit risk is reduced by the policy of entering transactions with counterparties that are usually banks or financial institutions with acceptable credit ratings. Exposure to these risks are closely monitored and maintained within predetermined parameters. There are limits on credit exposure to any financial institution. The limits are regularly assessed and determined based upon credit analysis including financial statements and capital adequacy ratio reviews.
Liquidity risk
Liquidity risk is defined as the risk that the Company will not be able to settle or meet its obligations on time or at a reasonable price. The Company’s corporate treasury department is responsible for liquidity and funding as well as settlement management. In addition, processes and policies related to such risks are overseen by senior management. Management monitors the Company’s net liquidity position through rolling forecasts based on the expected cash flows. As at March 31, 2021, cash and cash equivalents are held with major banks and financial institutions.
The table below provides details regarding the remaining contractual maturities of significant financial liabilities at the reporting date. The amounts include estimated interest payments and exclude the impact of netting agreements, if any.

	As at March 31, 2020
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	78,042	₹	74,663	₹	4,761	₹	119	₹	—	₹	79,543
Lease Liabilities *		19,198		7,322		6,128		5,425		2,192		21,067
Trade payables and accrued expenses		78,129		78,129		—		—		—		78,129
Derivative liabilities		7,369		7,231		90		48		—		7,369
Other liabilities		1,050		899		88		63		—		1,050

	As at March 31, 2021
	Carrying value		Less than 1 year		1-2 years		2-4 years		Beyond 4 years		Total
Loans, borrowings and bank overdrafts *	₹	83,332	₹	77,609	₹	166	₹	7,441	₹	—	₹	85,216
Lease Liabilities *		21,182		8,398		6,317		6,017		2,091		22,823
Trade payables and accrued expenses		78,870		78,870		—		—		—		78,870
Derivative liabilities		1,070		1,070		—		—		—		1,070
Other liabilities		3,761		1,473		1,330		1,077		—		3,880

*	Includes future cash outflow towards estimated interest on borrowings and lease liabilities
The balanced view of liquidity and financial indebtedness is stated in the table below. The management for external communication with investors, analysts and rating agencies uses this calculation of the net cash position:

	As at March 31,
	2020		2021
Cash and cash equivalents	₹	144,499	₹	169,793
Investments		189,635		175,707
Loans, borrowings and bank overdrafts		(78,042)		(83,332)

	₹	256,092	₹	262,168